Wells, Pipelines, Properties, Plant And Equipment, Net - Impairment of Fixed Assets (Pemex Industrial Processes) (Detail) - Industrial Processes $ in Thousands	6 Months Ended
Jun. 30, 2026 MXN ($)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	$ 226,042,915
Tula Refinery
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	78,254,072
Salamanca Refinery
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	51,976,517
Cadereyta Refinery
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	36,892,693
Salamanca Refinery
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	36,045,460
Cangrejera Aromatic Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	19,516,481
Independencia Petrochemical Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	1,776,475
Morelos Petrochemical Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	1,344,075
Pajaritos Ethylene Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	184,970
Coatzacoalcos Gas Processor Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	$ 52,172